INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Income tax provision	The income tax provision consisted of the following:
INCOME TAXES

	Year Ended March 31,
	2022	2021
Current portion:
Federal	$—	$—
State	1,600	1,600
	1,600	1,600
Deferred portion:
Federal	(4,109,000)	(1,931,390)
State	(1,300,000)	(576,868)
	(5,409,000)	(2,508,258)
Change in valuation allowance	5,409,000	2,508,258
Provision for income taxes	$1,600	$1,600

Schedule of Income Tax Provisions	A reconciliation of income taxes provided at the federal statutory rate (21% for each of fiscal 2022 and 2021) to the actual income tax provision is as follows:
INCOME TAXES (Details 2)

	Year Ended March 31,
	2022	2021
Federal statutory rate	(21)%	(21)%
State tax rate, net of federal benefit	(7)%	(7)%
Permanent differences	—%	—%
Research and development tax credits	(2)%	(6)%
Section 179 assets	—%	—%
Change in valuation allowance	30%	34%
Effective income tax rate	—%	—%

Schedule of Deferred Tax Assets	Significant components of the Company’s deferred tax assets and liabilities were:
INCOME TAXES (Details 3)

	March 31,
	2022	2021
Net operating loss carryforwards	$7,731,000	$3,909,434
Stock-based compensation expense	1,824,000	554,892
Property and equipment	80,000	(18,039)
Reserves, accruals & other	(104,000)	(79,878)
Research and development tax credits	988,000	646,296
Total deferred tax assets	10,519,000	5,012,705
Section 179 assets	(97,000)	—
Total deferred tax liabilities	(97,000)	—
Less: valuation allowance	(10,422,000)	(5,012,705)
Deferred tax assets, net	$—	$—